Additional information - Financial Statement Schedule I - Condensed balance sheet (Details) - GBP (£)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Non-current assets
Total non-current assets	£ 1,056,503,000	£ 1,047,365,000
Current assets
Other receivables	1,569,000	460,000
Cash and cash equivalents	121,223,000	110,658,000	£ 51,539,000	£ 307,637,000
Total current assets	237,162,000	212,945,000
Total assets	1,293,665,000	1,260,310,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	(170,042,000)	(13,652,000)
Total equity	127,508,000	272,512,000	351,232,000	415,202,000
Current liabilities
Total current liabilities	494,842,000	384,032,000
Total equity and liabilities	1,293,665,000	1,260,310,000
Parent
Non-current assets
Investment in subsidiaries	319,265,000	319,265,000
Total non-current assets	319,265,000	319,265,000
Current assets
Other receivables	1,047,000	1,197,000
Cash and cash equivalents	131,000	148,000	197,000	116,000
Total current assets	1,178,000	1,345,000
Total assets	320,443,000	320,610,000
Equity
Share capital	53,000	53,000
Share premium	68,822,000	68,822,000
Treasury shares	(21,305,000)	(21,305,000)
Retained earnings	258,109,000	262,113,000
Total equity	305,679,000	309,683,000	£ 311,852,000	£ 313,925,000
Current liabilities
Other payables	14,764,000	10,927,000
Total current liabilities	14,764,000	10,927,000
Total equity and liabilities	£ 320,443,000	£ 320,610,000